Note 7 - Other Property and Equipment (Details) - Other Property and Equipment (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Less: Accumulated depreciation	$ (753)	$ (566)
Total other property and equipment, net of accumulated depreciation	470	567
Field Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment	322	322
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment	512	422
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment	245	245
Building [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment	130	130
Land [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment	$ 14	$ 14